August 28, 2003

                         THE NAVELLIER PERFORMANCE FUNDS

                      NAVELLIER LARGE CAP GROWTH PORTFOLIO
                       NAVELLIER MID CAP GROWTH PORTFOLIO
                    NAVELLIER AGGRESSIVE MICRO CAP PORTFOLIO
                      NAVELLIER AGGRESSIVE GROWTH PORTFOLIO
                       NAVELLIER SMALL CAP VALUE PORTFOLIO
                       NAVELLIER LARGE CAP VALUE PORTFOLIO

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2003

The Navellier Small Cap Value Portfolio and the Navellier Large Cap Value Portfolio have closed operations. Shares of these Portfolios are no longer available for purchase.

Effective August 4, 2003, Integrated Fund Services, Inc. ("Integrated") will begin providing Fund Accounting services to The Navellier Performance Funds. Transfer Agent functions will also be provided by Integrated effective September 8, 2003.

IN CONNECTION WITH THE RETENTION OF INTEGRATED, THE INFORMATION PROVIDED BELOW UPDATES CERTAIN INFORMATION SET FORTH IN THE FUNDS' PROSPECTUS DATED MAY 1, 2003:

1. Any and all references in the Prospectus to FBR National Bank & Trust are hereby eliminated, and are replaced by: Integrated Fund Services, Inc., 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202.

2. The following language should be added to "Buying Shares", on page 37 of the Prospectus:

          "Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the price determined as of 4:00 p.m. Eastern time on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment."

3. The contact information under the heading, "Buying Shares", on page 38 of the Prospectus should be replaced with:

     "Mail the check and application to:     THE NAVELLIER PERFORMANCE FUNDS
                                             C/O INTEGRATED FUND SERVICES, INC.
                                             P. O. BOX 5354
                                             CINCINNATI, OHIO 45202"

4. The wire transfer instructions under the heading, " Buying Shares", on page 38 of the Prospectus should be omitted and replaced with the following language:

          "PLEASE   CONTACT   THE   TRANSFER   AGENT   AT   1-800-622-1386   FOR
          INSTRUCTIONS."

5. The mailing address under the heading, "Selling or Exchanging Shares", on page 39 of the Prospectus should be replaced with:

     "The mailing address is:                THE NAVELLIER PERFORMANCE FUNDS
                                             C/O INTEGRATED FUND SERVICES, INC.
                                             P. O. BOX 5354
                                             CINCINNATI, OHIO 45202"

6. The following language should be added to "Selling or Exchanging Shares", on page 38 of the Prospectus:

          "You may redeem shares of a Fund on each day that the Fund is open for business by sending a written request to the Transfer Agent. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Fund's account records. If the shares to be redeemed have a value of $50,000 or more, your signature must have an original Medallion Signature Guarantee by any eligible guarantor institution, including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. In addition, an original Medallion Signature Guarantee is required in the following circumstances:

          o Proceeds to be paid when information on your investment application has been changed within the last 30 days (including a change in your name or your address, or the name or address of a payee)

          o Proceeds are being sent to an address other than the address of record;

          o Proceeds or shares are being sent/transferred from a joint account to an individual's account

          o Proceeds to be paid via wire or ACH when bank instructions have been added or changed within 30 days of your redemption request

          o Proceeds or shares are being sent/transferred between accounts with different account registrations.

          Medallion Signature Guarantees may be provided by any bank, broker-dealer, national securities exchange, credit union, or savings association that is authorized to guarantee signatures and which is acceptable to the Transfer Agent. Whenever a Medallion Signature Guarantee is required, each person required to sign for the account must have his signature guaranteed. Signature guarantees by notaries public are not acceptable."

                                                                 August 28, 2003

                         THE NAVELLIER PERFORMANCE FUNDS

                       NAVELLIER MID CAP GROWTH PORTFOLIO
                                 CLASS I SHARES

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2003

Effective August 4, 2003, Integrated Fund Services, Inc. ("Integrated") will begin providing Fund Accounting services to The Navellier Performance Funds. Transfer Agent functions will also be provided by Integrated effective September 8, 2003.

IN CONNECTION WITH THE RETENTION OF INTEGRATED, THE INFORMATION PROVIDED BELOW UPDATES CERTAIN INFORMATION SET FORTH IN THE FUND'S PROSPECTUS DATED MAY 1, 2003:

1. Any and all references in the Prospectus to FBR National Bank & Trust are hereby eliminated, and are replaced by: Integrated Fund Services, Inc., 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202.

2. The following language should be added to "Buying Shares", on page 11 of the Prospectus:

          "Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the price determined as of 4:00 p.m. Eastern time on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment."

3. The contact information under the heading, "Buying Shares", on page 11 of the Prospectus should be replaced with:

     "Mail the check and application to:     THE NAVELLIER PERFORMANCE FUNDS
                                             C/O INTEGRATED FUND SERVICES, INC.
                                             P. O. BOX 5354
                                             CINCINNATI, OHIO 45202"

4. The wire transfer instructions under the heading, " Buying Shares", on page 11 of the Prospectus should be omitted and replaced with the following language:

          "PLEASE   CONTACT   THE   TRANSFER   AGENT   AT   1-800-622-1386   FOR
          INSTRUCTIONS."

5. The mailing address under the heading, "Selling or Exchanging Shares", on page 12 of the Prospectus should be replaced with:

     "The mailing address is:                THE NAVELLIER PERFORMANCE FUNDS
                                             C/O INTEGRATED FUND SERVICES, INC.
                                             P. O. BOX 5354
                                             CINCINNATI, OHIO 45202"

6. The following language should be added to "Selling Shares", on page 11 of the Prospectus:

          "You may redeem shares of the Fund on each day that the Fund is open for business by sending a written request to the Transfer Agent. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Fund's account records. If the shares to be redeemed have a value of $50,000 or more, your signature must have an original Medallion Signature Guarantee by any eligible guarantor institution, including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. In addition, an original Medallion Signature Guarantee is required in the following circumstances:

          o Proceeds to be paid when information on your investment application has been changed within the last 30 days (including a change in your name or your address, or the name or address of a payee)

          o Proceeds are being sent to an address other than the address of record;

          o Proceeds or shares are being sent/transferred from a joint account to an individual's account

          o Proceeds to be paid via wire or ACH when bank instructions have been added or changed within 30 days of your redemption request

          o Proceeds or shares are being sent/transferred between accounts with different account registrations.

          Medallion Signature Guarantees may be provided by any bank, broker-dealer, national securities exchange, credit union, or savings association that is authorized to guarantee signatures and which is acceptable to the Transfer Agent. Whenever a Medallion Signature Guarantee is required, each person required to sign for the account must have his signature guaranteed. Signature guarantees by notaries public are not acceptable."

                                                                 August 28, 2003

                         THE NAVELLIER PERFORMANCE FUNDS

                 NAVELLIER AGGRESSIVE SMALL CAP EQUITY PORTFOLIO

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2003

Shares of the Navellier Aggressive Small Cap Equity Portfolio are not available for purchase until further notice from The Navellier Performance Funds.

Effective August 4, 2003, Integrated Fund Services, Inc. ("Integrated") will begin providing Fund Accounting services to The Navellier Performance Funds. Transfer Agent functions will also be provided by Integrated effective September 8, 2003.

IN CONNECTION WITH THE RETENTION OF INTEGRATED, THE INFORMATION PROVIDED BELOW UPDATES CERTAIN INFORMATION SET FORTH IN THE FUND'S PROSPECTUS DATED MAY 1, 2003:

1. Any and all references in the Prospectus to FBR National Bank & Trust are hereby eliminated, and are replaced by: Integrated Fund Services, Inc., 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202.

2. The following language should be added to "Buying Shares", on page 11 of the Prospectus:

          "Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the price determined as of 4:00 p.m. Eastern time on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment."

3. The contact information under the heading, "Buying Shares", on page 11 of the Prospectus should be replaced with:

     "Mail the check and application to:     THE NAVELLIER PERFORMANCE FUNDS
                                             C/O INTEGRATED FUND SERVICES, INC.
                                             P. O. BOX 5354
                                             CINCINNATI, OHIO 45202"

4. The wire transfer instructions under the heading, " Buying Shares", on page 11 of the Prospectus should be omitted and replaced with the following language:

          "PLEASE   CONTACT   THE   TRANSFER   AGENT   AT   1-800-622-1386   FOR
          INSTRUCTIONS."

5. The mailing address under the heading, "Selling or Exchanging Shares", on page 12 of the Prospectus should be replaced with:

     "The mailing address is:                THE NAVELLIER PERFORMANCE FUNDS
                                             C/O INTEGRATED FUND SERVICES, INC.
                                             P. O. BOX 5354
                                             CINCINNATI, OHIO 45202"

6. The following language should be added to "Selling Shares", on page 11 of the Prospectus:

          "You may redeem shares of the Fund on each day that the Fund is open for business by sending a written request to the Transfer Agent. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Fund's account records. If the shares to be redeemed have a value of $50,000 or more, your signature must have an original Medallion Signature Guarantee by any eligible guarantor institution, including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. In addition, an original Medallion Signature Guarantee is required in the following circumstances:

          o Proceeds to be paid when information on your investment application has been changed within the last 30 days (including a change in your name or your address, or the name or address of a payee)

          o Proceeds are being sent to an address other than the address of record;

          o Proceeds or shares are being sent/transferred from a joint account to an individual's account

          o Proceeds to be paid via wire or ACH when bank instructions have been added or changed within 30 days of your redemption request

          o Proceeds or shares are being sent/transferred between accounts with different account registrations.

          Medallion Signature Guarantees may be provided by any bank, broker-dealer, national securities exchange, credit union, or savings association that is authorized to guarantee signatures and which is acceptable to the Transfer Agent. Whenever a Medallion Signature Guarantee is required, each person required to sign for the account must have his signature guaranteed. Signature guarantees by notaries public are not acceptable."